DERIVATIVE FINANCIAL INSTRUMENTS - Derivative warrants (Details) (USD $)	Dec. 31, 2012 Before November 2, 2012	Dec. 17, 2012 Closing date of private placement	Nov. 19, 2012 Closing date of private placement	Sep. 30, 2011 Closing date of private placement
Issuance of derivative warrants in private placement	$ 1,235,229			$ 1,235,229
Change in fair value of warrant liability	1,126,696			1,126,696
Balance	2,361,925			2,361,925
Issuance of derivative warrants in private placement (B)	1,658,128	312,978	1,345,150
Change in fair value of warrant liability (B)	(2,498,597)	72,276	(282,499)	(2,288,374)
Reclassification of warrant from liability to equity	(73,551)			(73,551)
Ending balance at December 31, 2012	$ 1,447,905	$ 385,254	$ 1,062,651